Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Public Utility Property, Plant, and Equipment [Table Text Block]
Depreciation is provided to write off the cost less their residual values over their estimated useful lives, using the straight-line method, at the following rates per annum:

Buildings	4%
Furniture, fixtures and equipment	20%-33.33%
Computer equipment	33.33%-50%
Motor vehicles	20%
Plant and machinery	20%